Fair value and fair value hierarchy of financial instruments - Schedule of carrying amount and fair value of the financial instruments (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	$ 2,574,695,685	$ 1,377,856,715
Derivative financial Asset	969,894,519	1,023,902,566
Stock loan	211,331,400	878,483,400
Financial assets	2,786,027,085	2,256,340,115
Carrying amounts [member]
Categories of financial assets [abstract]
Financial assets	3,755,921,604	3,280,242,681
Categories of financial liabilities [abstract]
Derivative financial liability	13,752,673	12,954,313
Carrying amounts [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	2,574,695,685	1,377,856,715
Carrying amounts [member] | Stock loan [member]
Categories of financial assets [abstract]
Stock loan	211,331,400	878,483,400
Carrying amounts [member] | Derivative financial Asset [member]
Categories of financial assets [abstract]
Derivative financial Asset	969,894,519	1,023,902,566
Fair values [member]
Categories of financial assets [abstract]
Financial assets	3,754,413,835	3,292,509,134
Categories of financial liabilities [abstract]
Derivative financial liability	13,752,673	12,954,313
Fair values [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	2,574,695,685	1,377,856,715
Fair values [member] | Stock loan [member]
Categories of financial assets [abstract]
Stock loan	211,331,400	878,483,400
Fair values [member] | Derivative financial Asset [member]
Categories of financial assets [abstract]
Derivative financial Asset	$ 968,386,750	$ 1,036,169,019